RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. This update affects several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The standard is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted. In the third quarter of 2016, we early adopted ASU 2016-09 which requires us to reflect any adjustments as of January 1, 2016. The primary impact of ASU 2016-09 is the requirement to recognize all excess tax benefits and deficiencies on share-based payments in income tax expense. Upon the adoption of this requirement on a modified-retrospective basis, the previously unrecognized excess tax benefits on share-based compensation of $1.1 million was recorded as a cumulative-effect adjustment to retained earnings. The deferred tax asset that was recognized as a result of the update was fully offset by a valuation allowance.
ASU 2016-09 allows an entity-wide election to estimate the number of awards that are expected to vest or account for forfeitures when they occur. We elected to make an entity-wide election to account for forfeitures in compensation cost when they occur. The application of this election did not have a material impact on our financial statements.
We elected to apply on a retrospective basis, the classification of excess tax benefits from financing to operating activities within the statement of cash flow.
The retrospective classification of employee taxes paid when shares are withheld for tax-withholding purposes to financing activities within the statement of cash flow did not have an impact as such cash flows were previously presented in financing activities.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes. The update simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax assets and liabilities into current and non-current amounts in the consolidated balance sheets. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. We have early adopted this standard in the first quarter of 2016 on a retrospective basis. As a result of the adoption, we reclassified $4.7 million current deferred income tax assets to non-current deferred income tax assets on the balance sheet at December 31, 2015. Our adoption of the standard had no impact on our statements of operations and comprehensive earnings (loss) or statements of cash flows.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory. The update provides that an entity should measure inventory within the scope of the standard at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The standard is effective for interim and annual periods ending after December 15, 2016 and applied prospectively. Early application is permitted. We early adopted this standard in the first quarter of 2016 and there was no material impact to our financial statements and business.

In April 2015, the FASB issued ASU 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. The update provides accounting guidance for customers with cloud computing arrangements. The standard is effective for interim and annual periods ending after December 15, 2015. We adopted this standard as of January 1, 2016 on a prospective basis and there was no material impact to our financial statements and business.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The update provides guidance about management's responsibility in evaluating whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. We early adopted this standard in the first quarter of 2016 and there was no impact to our disclosures.